UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 21, 2010


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        41
FORM 13F INFORMATION VALUE TOTAL:              $328284

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1839     34911   Sole		     34911
Alcon Inc.      Common  014561617    307      1900   Sole                     1900
Apple Computer  Common  037833100    228       969   Sole                      969
Arbitron Inc.   Common  03875Q108    245      9206   Sole                     9206
Automatic Data 	Common	053015103   2165     48679   Sole                    48679
Bank of NY MelloCommon  064058100    237      7664   Sole                     7664
Berkshire Hath	Common	084670108  74785       614   Sole                      614
Berkshire Hath	Common	084670702  20356    250470   Sole                   250470
BP PLC          Common  055622104    251      4397   Sole                     4397
Buckeye PartnersCommon  118230101    436      7250   Sole                     7250
Chevron Corp    Common	166764100    485      6390   Sole                     6390
Cisco Systems	Common	17275R102  29405   1129652   Sole                  1129652
Coca-Cola Co.	Common	191216100  10402    189136   Sole                   189136
Emerson Elec.	Common	291011104    853     16950   Sole                    16950
ExxonMobil	Common	30231G102   4409     65828   Sole                    65828
General ElectricCommon	369604103   4232    232542   Sole                   232542
Hersey Foods	Common  427866108    253      5902   Sole                     5902
Hewlett-Packard Common  428236103   1763     33161   Sole                    33161
H.J. Heinz Co.	Common	423074103    794     17411   Sole		     17411
IBM		Common	459200101   1066      8314   Sole                     8314
Intel Corp.	Common	458140100   4789    214868   Sole                   214868
Johnson & JohnsoCommon	478160104  29130    446777   Sole                   446777
Linear TechnologCommon	535678106  25948    918513   Sole		    918513
Medtronic	Common	585055106   8335    185102   Sole                   185102
Microsoft	Common	594918104  32071   1095056   Sole                  1095056
3M Company 	Common	88579Y101   1487     17796   Sole                    17796
Moody's Corp.	Common	615369105  19741    663574   Sole		    663574
NetLogic Micro  Common  64118B100    492     16711   Sole                    16711
Neustar Inc.    Common  64126X201    275     10900   Sole                    10900
PepsiCo		Common	713448108   1267     19158   Sole                    19158
Pfizer Inc.	Common	717081103    413     24074   Sole                    24074
Phillip MOrris  Common  718172109    337      6452   Sole                     6452
Procter & GambleCommon	742718109  20173    318833   Sole                   318833
Royal Dutch ScheCommon  780259206    240      4143   Sole                     4143
Verizon CommunicCommon  92343V104    280      9016   Sole                     9016
Walgreen Co.	Common	931422109  20894    563335   Sole                   563335
Wal-mart Stores Common  931142103    358      6435   Sole                     6435
Walt Disney Co.	Common	254687106    589     16884   Sole                    16884
Western Union   Common  959802109   6171    363834   Sole		    363834
Wright Express  Common  98233Q105    331     10980   Sole                    10980
Wyeth           Common  983024100    452      9300   Sole                     9300